Materials Technologies Separation (Subsequent Event) (Narrative) (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jan. 03, 2017 USD ($) $ / shares	Oct. 01, 2016
Electronic Materials [Member]
Subsequent Event [Line Items]
Date spin-off or sale of business completed		Oct. 01, 2016
Distribution of common stock In spin-off, ratio of new company to parent		0.50
Electronic Materials [Member] | Minimum [Member]
Subsequent Event [Line Items]
Transition service agreement - no longer than		12 months
Electronic Materials [Member] | Maximum [Member]
Subsequent Event [Line Items]
Transition service agreement - no longer than		24 months
Performance Materials [Member]
Subsequent Event [Line Items]
Date spin-off or sale of business completed	Jan. 03, 2017
Transition service agreement - no longer than	12 months
Proceeds from sale of business	$ 3,800
Gain on sale, before-tax	2,870
Gain on sale, after-tax	$ 1,833
Gain on sale, after-tax, per share | $ / shares	$ 8.34